                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6369

                   Van Kampen Florida Quality Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04


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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN FLORIDA QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)





  PAR
 AMOUNT
 (000)    DESCRIPTION                                                             COUPON         MATURITY           VALUE
          MUNICIPAL BONDS    146.4%
          FLORIDA    142.7%
$ 1,000   Broward Cnty, FL Hsg Fin Auth Multi-Family Hsg Rev
          Pembroke Pk Apts Proj (AMT)                                             5.650 %        10/01/28       $ 1,001,610
  1,000   Broward Cnty, FL Sch Brd Ctf Ser A (FSA Insd)                           5.000          07/01/22         1,028,600
  1,000   Canaveral, FL Port Auth Rev Port Impt Ser B Rfdg (FGIC Insd)            5.000          06/01/17         1,055,970
    500   Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)                          5.750          01/01/32           466,255
    750   Cocoa, FL Wtr & Swr Rev Impt (Prerefunded @ 10/01/07) (FGIC Insd)       5.875          10/01/26           835,403
  1,500   Collier Cnty, FL Sch Brd Ctf (FSA Insd)                                 5.375          02/15/17         1,623,465
    750   Dade Cnty, FL Ed Fac Auth Rev Exchanged From Univ of Miami
          Ser B (MBIA Insd)                                                       5.750          04/01/20           800,700
  1,035   Dade Cnty, FL Spl Oblig Cap Apprec Bd Ser B Rfdg (Prerefunded
          @ 10/01/08) (AMBAC Insd)                                                  *            10/01/28           266,751
    500   Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)                             5.250          10/01/26           511,190
  2,640   Daytona Beach, FL Util Sys Rev Ser D Rfdg (FSA Insd)                    5.250          11/15/16         2,862,050
  1,125   Deltona, FL Util Sys Rev (MBIA Insd)                                    5.250          10/01/22         1,194,266
    550   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                        5.950          07/01/20           570,724
    655   Florida Hsg Fin Agy Homeownership Mtg (AMT)                             8.595          11/01/18           671,120
  1,000   Florida Hsg Fin Agy Hsg Willow Lake Apts Ser J-1 (AMT)
          (AMBAC Insd)                                                            5.350          07/01/27         1,010,390
    490   Florida Hsg Fin Corp Rev Homeowner Mtg Ser 4 (AMT) (FSA Insd)           6.250          07/01/22           504,867
  1,000   Florida Hsg Fin Corp Rev Hsg Wentworth II Apts Ser A (AMBAC Insd)       5.375          11/01/29         1,012,610
    960   Florida Muni Ln Council Rev Ser A (MBIA Insd)                           5.250          11/01/17         1,034,179
  1,080   Florida Muni Ln Council Rev Ser B (MBIA Insd)                           5.750          11/01/13         1,219,687
    615   Florida Muni Ln Council Rev Ser B (MBIA Insd)                           5.750          11/01/15           694,175
  1,500   Florida Muni Ln Council Rev Ser B (MBIA Insd)                           5.750          11/01/29         1,614,345
  5,125   Florida Ports Fin Comm Rev St Trans Tr Fd Intermodal Pgm
          (AMT) (FGIC Insd)                                                       5.500          10/01/29         5,230,678
  9,775   Florida St Brd of Ed Cap Outlay Pub Ed Ser D Rfdg                       5.750          06/01/22        10,753,282
  1,500   Florida St Brd of Ed Lottery Rev Ser A (FGIC Insd)                      5.250          07/01/17         1,618,995
  3,500   Florida St Brd of Ed Lottery Rev Ser A (FGIC Insd)                      5.500          07/01/17         3,859,240
    410   Florida St Brd of Regt Hsg Rev (MBIA Insd)                              5.750          07/01/14           461,865
  2,735   Florida St Brd of Regt Hsg Rev Univ FL (FGIC Insd)                      5.500          07/01/28         2,874,895
  2,360   Florida St Correctional Privatization Commn Ctf Partn (MBIA Insd)       5.375          08/01/15         2,572,117
  1,500   Florida St Dept of Trans                                                5.000          07/01/32         1,504,215
  3,500   Florida St Dept Trans Right of Way Ser A                                5.250          07/01/21         3,769,780
  1,500   Florida St Div Bd Fin Dept Gen Svc Rev Dept Envrnmtl Preservtn
          2000-A (AMBAC Insd)                                                     5.000          07/01/11         1,606,035
  2,000   Florida St Div Bd Fin Dept Gen Svc Rev Dept Envrnmtl Protn
          Preservtn 2000-A (FGIC Insd)                                            5.250          07/01/12         2,162,880
    750   Florida St Div Bd Fin Dept Gen Svc Rev Dept Envrnmtl Protn
          Preservtn 2000-B (FSA Insd)                                             5.500          07/01/08           826,560

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

1,000   Florida St Muni Pwr Agy Rev Stanton Proj Rfdg (FSA Insd)                5.500          10/01/14         1,112,880
1,475   Florida St Tpk Auth Tpk Rev Dept of Trans Ser B                         5.000          07/01/30         1,477,935
1,635   Fort Myers, FL Util Rev Ser A Rfdg (FGIC Insd)                          5.500          10/01/24         1,741,700
1,245   Gainesville, FL Util Sys Rev Ser A (FSA Insd)                           5.250          10/01/18         1,346,019
1,000   Gulf Breeze, FL Rev Loc Govt (Variable Rate Coupon) (FGIC Insd)         5.800          12/01/20         1,118,300
1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist
        Hlth Sys Ser D                                                          5.375          11/15/35           982,220
1,500   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist
        /Sunbelt Ser A                                                          6.000          11/15/31         1,580,835
  500   Hillsborough Cnty, FL Capacity Assmt Rev Spl (FSA Insd)                 5.000          03/01/16           526,630
1,000   Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa
        Gen Hosp Proj Ser B                                                     5.250          10/01/34           959,190
2,000   Hillsborough Cnty, FL Sch Dist (AMBAC Insd)                             5.375          10/01/19         2,161,280
  690   Hollywood, FL Cmnty Redev Agy Beach Cra                                 5.625          03/01/24           707,692
2,000   Hollywood, FL Wtr & Swr Rev Impt & Rfdg (FSA Insd)                      5.000          10/01/21         2,082,720
1,085   Jacksonville, FL Excise Tax Rev Ser B (AMBAC Insd)                      5.375          10/01/20         1,168,827
1,000   Jacksonville, FL Sales Tax Rev Better Jacksonville (MBIA Insd)          5.250          10/01/19         1,075,620
2,000   Jacksonville, FL Sales Tax Rev Better Jacksonville (MBIA Insd)          5.250          10/01/20         2,141,820
2,000   Jea, FL Wtr & Swr Sys Rev Ser A (FGIC Insd)                             5.000          10/01/20         2,091,920
1,000   Jea, FL Wtr & Swr Sys Rev Ser A (FGIC Insd)                             5.000          10/01/21         1,041,360
2,250   Jea, FL Wtr & Swr Sys Rev Ser A (MBIA Insd)                             5.375          10/01/30         2,282,175
1,000   Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys                        5.500          11/15/32           997,770
1,685   Lee Cnty, FL Arpt Rev Ser B (FSA Insd)                                  5.750          10/01/33         1,788,560
  235   Lee Cnty, FL Hsg Fin Auth Single Family Mtg Rev Multi-Cnty
        Pgm Ser A (AMT) (GNMA Collateralized)                                   7.450          09/01/27           241,317
  500   Leesburg, FL Hosp Rev Leesburg Regl Med Ctr Proj                        5.500          07/01/32           496,095
1,600   Leesburg, FL Utils Rev (FGIC Insd)                                      5.000          10/01/34         1,604,320
1,190   Manatee Cnty, FL Pub Util Rev Impt & Rfdg (MBIA Insd)                   5.125          10/01/19         1,264,137
1,760   Miami Beach, FL (MBIA Insd)                                             5.000          09/01/19         1,856,536
1,200   Miami Beach, FL Stormwtr Rev (FGIC Insd)                                5.750          09/01/14         1,353,576
1,500   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
        (AMT) (FGIC Insd)                                                       5.375          10/01/32         1,520,160
1,000   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt Ser B
        (FGIC Insd)                                                             5.500          10/01/16         1,095,270
2,000   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt Ser B
        (FGIC Insd)                                                             5.750          10/01/29         2,123,440
1,000   Miami-Dade Cnty, FL Aviation Ser A (AMT) (FSA Insd)                     5.000          10/01/33           972,260
2,000   Miami-Dade Cnty, FL Ed Fac Auth Rev Ser A (AMBAC Insd)                  5.750          04/01/29         2,150,920
1,250   Miami-Dade Cnty, FL Sch Brd Ctf Partn Rfdg (FGIC Insd) (a)              5.250          10/01/20         1,324,375
  500   Miami-Dade Cnty, FL Sch Brd Ser A (Prerefunded @ 05/01/11)
        (MBIA Insd)                                                             5.000          05/01/19           548,655
2,000   Miami-Dade Cnty, FL Sch Brd Ser C (Prerefunded @ 10/01/11)
        (FSA Insd)                                                              5.500          10/01/15         2,258,080
5,000   Miramar, FL Wastewtr Impt Assmt Rev (Prerefunded @ 10/01/04)
        (FGIC Insd)                                                             6.750          10/01/25         5,095,950
2,000   North Broward, FL Hosp Dist Rev Impt                                    6.000          01/15/31         2,078,400



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

 1,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp Regl Hlthcare Sys Ser E          6.000          10/01/26         1,038,610
 1,000   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj
         Ser A (Acquired 06/19/95, Cost $1,000,000) (b)                          7.000          10/01/25         1,051,210
 1,000   Osceola Cnty, FL Trans Rev Osceola Pkwy Proj Impt & Rfdg (MBIA Insd)    5.000          04/01/22         1,037,600
 1,000   Palm Beach Cnty, FL Pub Impt Rev Convention Ctr Proj
         (Prerefunded  @ 11/01/11) (FGIC Insd)                                   5.125          11/01/30         1,105,470
 1,000   Palm Beach Cnty, FL Sch Brd Ctf Ser A (Prerefunded @ 08/01/10)
         (FGIC Insd)                                                             5.875          08/01/21         1,152,010
 1,000   Palm Beach Cnty, FL Sch Brd Ctf Ser E Rfdg (AMBAC Insd)                 5.250          08/01/11         1,107,720
 1,500   Palm Beach Cnty, FL Sch Brd Ser D (FSA Insd)                            5.250          08/01/18         1,608,750
 1,000   Palm Coast, FL Util Sys Rev (MBIA Insd)                                 5.250          10/01/20         1,070,910
 1,890   Pembroke Pines, FL Charter Sch Ser A (MBIA Insd)                        5.375          07/01/16         2,058,248
 1,500   Pensacola, FL Arpt Rev Ser A Rfdg (AMT) (MBIA Insd)                     6.000          10/01/12         1,669,260
 1,565   Pensacola, FL Arpt Rev Ser A Rfdg (AMT) (MBIA Insd)                     6.125          10/01/18         1,740,577
   500   Port Saint Lucie, FL Loc Opt Gas Tax Rev Impt (Prerefunded
         @ 09/01/06) (FGIC Insd)                                                 5.500          03/01/15           540,775
 1,450   Port Saint Lucie, FL Util Rev (MBIA Insd)                               5.000          09/01/22         1,501,881
 1,000   Port Saint Lucie, FL Util Rev Ser A Impt & Rfdg (MBIA Insd)             5.125          09/01/27         1,012,760
 1,000   Reedy Creek Impt Dist FL Ser A (MBIA Insd)                              5.000          06/01/21         1,043,180
 2,265   Reedy Creek Impt Dist FL Ser A (MBIA Insd)                              5.000          06/01/23         2,335,827
 1,500   Saint Johns Cnty, FL Rev Trans Impt (AMBAC Insd)                        5.000          10/01/23         1,544,940
 1,000   Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd)                       5.000          07/01/21         1,033,300
 1,000   Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd)                       5.000          07/01/23         1,023,260
 1,000   Seminole Cnty, FL Sales Tax Rev (FGIC Insd)                             5.000          10/01/31         1,002,920
   500   South Lake Cnty Hosp Dist FL South Lake Hosp Inc                        6.375          10/01/28           504,085
 1,500   South Miami, FL Hlth Fac Auth Hosp Rev Baptist Hlth (AMBAC Insd)        5.250          11/15/33         1,529,355
   500   Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj              6.375          12/01/30           502,785
 1,800   Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser A                         5.750          07/01/29         1,832,238
 2,190   Tampa, FL Sales Tax Rev Ser A (AMBAC Insd)                              5.375          10/01/16         2,390,297
 1,500   Village Ctr Cmnty Dev Dist FL Recreational Rev Ser A (MBIA Insd)        5.125          11/01/36         1,515,615
 1,000   Village Ctr Cmnty Dev Dist FL Ser A (MBIA Insd)                         5.200          11/01/25         1,032,490
 1,000   Village Ctr Cmnty Dev Dist FL Util Rev (MBIA Insd)                      5.250          10/01/23         1,051,840
 1,000   Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero Ser A         5.750          10/15/29           973,310
 1,500   West Orange Hlthcare Dist FL Ser A                                      5.800          02/01/31         1,522,665
 1,270   West Palm Beach, FL                                                     5.250          03/01/16         1,358,925
                                                                                                              ------------
                                                                                                               151,480,656
                                                                                                              ------------


                 PUERTO RICO    2.1%
 2,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser W Rfdg                  5.500          07/01/15         2,219,300
                                                                                                              ------------


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


                 U. S. VIRGIN ISLANDS    1.6%
1,500            Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A            6.375          10/01/19         1,679,385
                                                                                                                      ------------

TOTAL LONG-TERM INVESTMENTS    146.4%
   (Cost $147,065,973)                                                                                                 155,379,341

SHORT-TERM INVESTMENT    0.3%
   (Cost $320,000)                                                                                                         320,000
                                                                                                                      ------------

TOTAL INVESTMENTS    146.7%
   (Cost $147,385,973)                                                                                                 155,699,341

OTHER ASSETS IN EXCESS OF LIABILITIES    0.4%                                                                              477,833

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (47.1%)                                                          (50,031,669)
                                                                                                                      ------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                      $106,145,505
                                                                                                                      ============

           Percentages are calculated as a percentage of net assets applicable to common shares.

*          Zero coupon bond

(a)        Security purchased on a when-issued or delayed delivery basis.
(b) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. This restricted security comprises 1.0% of net assets applicable to common shares.

AMBAC    - AMBAC Indemnity Corp.
AMT      - Alternative Minimum Tax
FGIC     - Financial Guaranty Insurance Co.
FSA      - Financial Security Assurance Inc.
GNMA     - Government National Mortgage Association
MBIA     - Municipal Bond Investors Assurance Corp.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Florida Quality Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: September 20, 2004